Report for the Calendar Year of Quarter Ended: March 31,
2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ] is a restatement.
						   [ x ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Ehrlich Meyer Associates, Inc.
Address:  25 Griffin Avenue, P. O. Box 496
		Bedford Hills, NY  10507

13F File Number: 028-07358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Meyer
Title:	President
Phone:	914 241 0315
Signature, Place and Date of Signing:

Robert L. Meyer	Bedford Hills, New York	 February 4, 2002

Report Type (Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:	 $69,659


List of Other Included Managers:    None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           y                02364j104     1821    77001 SH       SOLE                    77001
AT&T                           y                001957109      814    51824 SH       SOLE                    51824
AT&T Wireless Group            y                00209A106      237    26436 SH       SOLE                    26436
Abbott Laboratories            y                002824100      615    11700 SH       SOLE                    11700
Agilent Technologies           y                00846u101      255     7296 SH       SOLE                     7296
American Express               y                025816109      435    10624 SH       SOLE                    10624
American International Group   y                026874107     3743    51879 SH       SOLE                    51879
Baxter International           y                071813109      310     5213 SH       SOLE                     5213
Bristol-Myers Squibb           y                110122108     2995    73964 SH       SOLE                    73964
Citigroup                      y                172967101     9383   189476 SH       SOLE                   189476
Coca-Cola                      y                191216100      857    16400 SH       SOLE                    16400
Conoco                         y                208251504     1434    49143 SH       SOLE                    49143
Corning                        y                219350105      489    64175 SH       SOLE                    64175
Danaher Corp                   y                235851102     1697    23900 SH       SOLE                    23900
Disney                         y                254687106     1209    52392 SH       SOLE                    52392
Exxon Mobil                    y                30231g102     1434    32720 SH       SOLE                    32720
Fortune Brands                 y                349631101     1463    29627 SH       SOLE                    29627
General Electric               y                369604103     6956   185752 SH       SOLE                   185752
Gillette                       y                375766102      707    20800 SH       SOLE                    20800
Hewlett-Packard                y                428236103      651    36280 SH       SOLE                    36280
Intel                          y                458140100     1895    62330 SH       SOLE                    62330
International Business Machine y                459200101     5394    51869 SH       SOLE                    51869
Interpublic Group              y                460690100      857    25000 SH       SOLE                    25000
Johnson & Johnson              y                478160104     2109    32469 SH       SOLE                    32469
Kinder Morgan Energy Partners  y                494550106     1226    37142 SH       SOLE                    37142
Kraft                          y                50075n104     1303    33700 SH       SOLE                    33700
Lockheed Martin                y                539830109      472     8200 SH       SOLE                     8200
Loral Space                    y                G56462107       28    12800 SH       SOLE                    12800
Merck                          y                589331107     2675    46464 SH       SOLE                    46464
Microsoft Corp.                y                594918104      838    13887 SH       SOLE                    13887
Motorola                       y                620076109      537    37850 SH       SOLE                    37850
Nestle                         y                641069406     2426    43642 SH       SOLE                    43642
Pepsi Bottling                 y                713409100      502    19400 SH       SOLE                    19400
Pfizer                         y                717081103      429    10800 SH       SOLE                    10800
Philip Morris                  y                718154107      490     9300 SH       SOLE                     9300
Procter & Gamble               y                742718109     1391    15442 SH       SOLE                    15442
Prudential Corp.               y                744320102      495    15950 SH       SOLE                    15950
Royal Dutch                    y                780257804      255     4700 SH       SOLE                     4700
Royal Philips Electronics      y                718337504     1483    49057 SH       SOLE                    49057
Safeway Inc.                   y                786514208     1958    43496 SH       SOLE                    43496
Schering Plough                y                806605101      701    22400 SH       SOLE                    22400
Textron                        y                              1260    24650 SH       SOLE                    24650
U.S. Bancorp                   y                902973106      542    24000 SH       SOLE                    24000
United Technologies            y                913017109      297     4000 SH       SOLE                     4000
Walgreen                       y                931422109     1803    46000 SH       SOLE                    46000
Wiley John & Sons Inc. Cl. A   y                968223206      419    16000 SH       SOLE                    16000
Worldcom                       y                55268b106       93    13824 SH       SOLE                    13824
Wyeth                          y                983924100      276     4200 SH       SOLE                     4200